Earnout liability (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 05, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnout liability [Line Items]
Fair value gain on earnout liability	$ 168,700	$ 158,822
Earnout liability, fair value		9,900
Decrease in earnout liability		$ 158,800
Percentage of decrease in milestone		0.00%
Percentage of decrease fair value		10.00%
Earnout liability		$ 9,898
Percentage of increase fair value		100.00%
Top of range [member]
Earnout liability [Line Items]
Earnout liability price per share (in Dollars per share)	$ 11
Stock price per share (in Dollars per share)		$ 8
Aggregate value of earnout shares.		$ 78,400
Earnout liability		$ 8,900
Bottom of range [member]
Earnout liability [Line Items]
Earnout liability price per share (in Dollars per share)	1
Stock price per share (in Dollars per share)		$ 4
Aggregate value of earnout shares.		$ 39,200
Earnout liability		1,000
Milestone [Member] | Top of range [member]
Earnout liability [Line Items]
Earnout liability		10,000
Milestone [Member] | Bottom of range [member]
Earnout liability [Line Items]
Earnout liability		$ 100
Level 1 [Member]
Earnout liability [Line Items]
Stock price per share (in Dollars per share)	$ 11.4	$ 1.01